CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (2,418)	$ (2,288)	$ 8,444
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation	3	19	76
Property, plant and equipment write-off	3
Inventory write-off	1
Transaction cost from issue of convertible notes	106
Bad debt provision	1		98
Change in fair value of warrant derivative liability	(2)	(19)	(3)
Share-based compensation expenses	239	538	225
Deferred income taxes			314
Loss on change in fair value of convertible notes	1,041
Change in operating assets
Accounts receivable, trade	676	14,275	10,953
Notes receivable		1,316	(1,294)
Other receivables and prepayments	(67)	521	(561)
Inventories	(27)	2,009	(1,093)
Prepaid income tax	17	(17)
Advances to suppliers	(99)	(42,814)	(4,344)
Other current assets	53	53	31
Change in operating liabilities
Accounts payable, trade	(556)	13,495	(10,195)
Other payables and accrued liabilities	22	1,943	141
Customer deposits	245	(200)	(189)
Taxes payable		385	(1,225)
Net cash (used in) provided by operating activities	(762)	(10,784)	1,384
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of a subsidiary, net of cash disposed of $25	89,766	(25)
Deposits paid for acquisition of subsidiaries	(89,302)
Purchase of equipment and construction-in-progress			(32)
Net cash (used in) provided by investing activities	464	(25)	(32)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan			6,668
Payments on short-term loan		(2,599)	(6,230)
Proceeds from loan from a shareholder	405	600
Payments on loan from a shareholder	(505)	(500)	(209)
Proceeds from convertible notes	696
Net cash (used in) provided by financing activities	596	(2,499)	229
EFFECT OF EXCHANGE RATE ON CASH	(45)	(97)	368
INCREASE (DECREASE) IN CASH	253	(13,405)	1,949
CASH, beginning of year	92	13,497	11,548
CASH, end of year	345	92	13,497
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest		304	260
Cash paid for income taxes		963	3,205
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Receivable from convertible note holders under promissory notes	359
Receivable from the sale of a subsidiary		$ 91,379